Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 490	$ 181
Change in fair value of hedging instrument recognized in OCI	92	573
Reclassified to profit or loss / cost of inventory	(192)	(264)
As per 31 December	390	490
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	(241)	(304)
Change in fair value of hedging instrument recognized in OCI	403	54
Reclassified to profit or loss / cost of inventory	(81)	9
As per 31 December	82	(241)
Foreign currency futures contract & others [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	731	486
Change in fair value of hedging instrument recognized in OCI	(312)	519
Reclassified to profit or loss / cost of inventory	(111)	(273)
As per 31 December	$ 308	$ 731